GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 6,944,000	$ 17,779,000
Immco Diagnostics Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	4,979,000	0
Trinity Biotech Manufacturing Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	856,000	0
Trinity Biotech Do Brasil [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	956,000	919,000
Biopool US Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	153,000	154,000
Primus Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 0	$ 16,706,000